Equity - contributed equity - Summary of movements in ordinary share capital (Detail) - AUD ($)																			12 Months Ended
	Jun. 30, 2022	Jun. 20, 2022	Jun. 15, 2022	Jun. 14, 2022	Jun. 09, 2022	Jun. 06, 2022	Jun. 02, 2022	May 24, 2022	May 05, 2022	Dec. 15, 2021	Jun. 30, 2021	May 21, 2021	Apr. 28, 2021	Mar. 15, 2021	Mar. 02, 2021	Oct. 26, 2020	Oct. 12, 2020	Aug. 28, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of classes of share capital [line items]
Beginning Balance																			$ 37,851,000	$ 14,125,000	$ 14,195,000
Issue of shares																				273,000	12,972,000
Ending balance	$ 18,638,000										$ 37,851,000								$ 18,638,000	$ 37,851,000	$ 14,125,000
Contributed equity [member]
Disclosure of classes of share capital [line items]
Beginning Balance																			132,012,209	94,598,369
Ending Balance	138,755,376										132,012,209								138,755,376	132,012,209	94,598,369
Beginning Balance																			$ 80,290,062	$ 48,781,214	$ 36,642,000
Issue of shares																				273,000	12,972,000
Ending balance	$ 84,480,249										$ 80,290,062								$ 84,480,249	$ 80,290,062	$ 48,781,214
Conversion of options [member]
Disclosure of classes of share capital [line items]
Issue price										$ 0.668				$ 0.493	$ 0.635			$ 0.493
Conversion of options [member] | Contributed equity [member] | 28 August 2020 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																				25,000
Issue of shares																				$ 12,313
Conversion of options [member] | Contributed equity [member] | 2 March 2021 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																				391,500
Issue of shares																				$ 248,661
Conversion of options [member] | Contributed equity [member] | 15 March 2021 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																				25,000
Issue of shares																				$ 12,313
Conversion of options [member] | Contributed equity [member] | 15 December 2021 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																			25,000
Issue of shares																			$ 16,700
Institutional placement under ANREO [Member]
Disclosure of classes of share capital [line items]
Issue price																	$ 0.8
Institutional placement under ANREO [Member] | Contributed equity [member] | 12 October 2020 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																				20,525,820
Issue of shares																				$ 16,420,656
Retail placement under ANREO [Member]
Disclosure of classes of share capital [line items]
Issue price																$ 0.8
Retail placement under ANREO [Member] | Contributed equity [member] | 26 October 2020 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																				11,017,075
Issue of shares																				$ 8,813,660
Share Placement [member]
Disclosure of classes of share capital [line items]
Issue price													$ 1.407
Share Placement [member] | Contributed equity [member] | 28 April 2021 {Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																				3,037,580
Issue of shares																				$ 4,274,633
Issued on achievement of a milestone [Member]
Disclosure of classes of share capital [line items]
Issue price												$ 1.421
Issued on achievement of a milestone [Member] | Contributed equity [member] | 21 May 2021 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																				2,391,865
Issue of shares																				$ 3,400,000
Share issue transaction costs [member]
Disclosure of classes of share capital [line items]
Issue price	$ 0										$ 0
Share issue transaction costs [member] | Contributed equity [member]
Disclosure of classes of share capital [line items]
Issue of shares																			$ (492,734)	$ (1,673,388)
Conversion of Triaxial Convertible Note [Member]
Disclosure of classes of share capital [line items]
Issue price									$ 0.25
Conversion of Triaxial Convertible Note [Member] | Contributed equity [member] | 5 May 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																			1,855,357
Issue of shares																			$ 464,000
ATM issue of shares No. 1 [Member]
Disclosure of classes of share capital [line items]
Issue price								$ 0.826
ATM issue of shares No. 1 [Member] | Contributed equity [member] | 24 May 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																			10,000
Issue of shares																			$ 8,256
ATM issue of shares No. 2 [Member]
Disclosure of classes of share capital [line items]
Issue price							$ 0.802
ATM issue of shares No. 2 [Member] | Contributed equity [member] | 2 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																			10,000
Issue of shares																			$ 8,025
ATM issue of shares No. 3 [Member]
Disclosure of classes of share capital [line items]
Issue price						$ 0.837
ATM issue of shares No. 3 [Member] | Contributed equity [member] | 6 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																			88,710
Issue of shares																			$ 74,258
ATM issue of shares No. 4 [Member]
Disclosure of classes of share capital [line items]
Issue price					$ 0.84
ATM issue of shares No. 4 [Member] | Contributed equity [member] | 9 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																			603,500
Issue of shares																			$ 507,035
ATM issue of shares No. 5 [Member]
Disclosure of classes of share capital [line items]
Issue price				$ 0.824
ATM issue of shares No. 5 [Member] | Contributed equity [member] | 14 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																			75,940
Issue of shares																			$ 62,583
ATM issue of shares No. 6 [Member]
Disclosure of classes of share capital [line items]
Issue price			$ 0.83
ATM issue of shares No. 6 [Member] | Contributed equity [member] | 15 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																			2,000
Issue of shares																			$ 1,661
ATM issue of shares No. 7 [Member]
Disclosure of classes of share capital [line items]
Issue price		$ 0.869
ATM issue of shares No. 7 [Member] | Contributed equity [member] | 20 June 2022 [Member]
Disclosure of classes of share capital [line items]
Increase (decrease) in shares outstanding																			4,072,660
Issue of shares																			$ 3,540,403